Warrant Liabilities (Details) - Schedule of Binominal Pricing Model Measurement	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Share Price [Member]
Schedule of Binominal Pricing Model Measurement [Line Items]
Warrant Liabilities measurement input	0.49	1.54
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Binominal Pricing Model Measurement [Line Items]
Warrant Liabilities measurement input	4.04	4.16
Measurement Input, Price Volatility [Member]
Schedule of Binominal Pricing Model Measurement [Line Items]
Warrant Liabilities measurement input	48.66	52.19
Measurement Input, Exercise Price [Member]
Schedule of Binominal Pricing Model Measurement [Line Items]
Warrant Liabilities measurement input	11.5	11.5
Measurement Input, Expected Term [Member]
Schedule of Binominal Pricing Model Measurement [Line Items]
Warrant Liabilities measurement input	3.9	4.9